EATON VANCE SPECIAL INVESTMENT TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 2-90946) certifies (a) that the form of statement of additional information dated September 13, 2002 used with respect to Eaton Vance Low Duration Fund, a series of the Registrant, does not differ materially from that contained in Post-Effective Amendment No. 84 ("Amendment No. 84") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 84 was filed electronically with the Commission (Accession No. 0000940394-02-000563) on September 13, 2002.

                                         EATON VANCE MUTUAL FUNDS TRUST


                                         By:  /s/ Alan R. Dynner
                                              ------------------------------
                                              Alan R. Dynner, Esq.
                                              Secretary

Date: September 30, 2002